CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
CONDENSED CONSOLIDATED BALANCE SHEETS
Subject to possible redemption shares			0	5,050,384
Preferred stock, par value (in dollars per share)	$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	25,000,000			1,000,000	1,000,000
Preferred stock, shares issued	0		0	0	0
Preferred stock, shares outstanding	0		0	0	0
Common stock, par value (in dollars per share)	$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000			100,000,000	100,000,000
Common stock, shares issued	388,003	23,275,171		5,031,250	5,031,250
Common stock, shares outstanding	388,003	23,275,171		5,031,250	5,031,250